Warrants (Details) - Warrant [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2023	Jun. 30, 2026 ¥ / shares	Dec. 31, 2025 ¥ / shares
Class of Warrant or Right [Line Items]
Share price | (per share)	$ 4.05	$ 4.42		¥ 27.58	¥ 31.07
Risk-free interest rate	4.10%		3.47%
Volatility	80.00%		52.79%
Exercise price | (per share)	$ 69,000.00	$ 69,000.00		¥ 469,952.10	¥ 484,987.20
Warrant life (yr)	1 year 5 months 1 day	1 year 11 months 1 day